Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Viking Mutual Funds
Entity Central Index Key	0001082744
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Kansas Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Kansas Municipal Fund
Class Name	Class A
Trading Symbol	KSMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.38	0.98%

^Annualized

Expenses Paid, Amount	$ 49.38
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 57,000,000
Holdings Count | Holdings	76
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$57
Number of Holdings	76
Annual Portfolio Turnover	21%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	47.0	AAA	13.72
Education	10.9	AA	60.97
Health Care	9.0	A	14.02
Utilities	8.8	BBB	4.59
Housing	8.2	NR	6.70
Other Revenue	7.1
Pre-Refunded	5.8
Cash Equivalents and Other	3.2

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Kansas Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Kansas Municipal Fund
Class Name	Class I
Trading Symbol	KSITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.79	0.73%

^Annualized

Expenses Paid, Amount	$ 36.79
Expense Ratio, Percent	0.73%	[2]
Net Assets	$ 57,000,000
Holdings Count | Holdings	76
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$57
Number of Holdings	76
Annual Portfolio Turnover	21%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	47.0	AAA	13.72
Education	10.9	AA	60.97
Health Care	9.0	A	14.02
Utilities	8.8	BBB	4.59
Housing	8.2	NR	6.70
Other Revenue	7.1
Pre-Refunded	5.8
Cash Equivalents and Other	3.2

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Maine Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Maine Municipal Fund
Class Name	Class A
Trading Symbol	MEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.48	0.98%

^Annualized

Expenses Paid, Amount	$ 49.48
Expense Ratio, Percent	0.98%	[3]
Net Assets	$ 8,000,000
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$8
Number of Holdings	23
Annual Portfolio Turnover	14%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	27.5	AAA	7.56
Housing	23.4	AA	82.91
Other Revenue	20.1	A	9.53
Health Care	15.7
Cash Equivalents and Other	7.2
Transportation	6.1

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Maine Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Maine Municipal Fund
Class Name	Class I
Trading Symbol	MEIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.90	0.73%

^Annualized

Expenses Paid, Amount	$ 36.9
Expense Ratio, Percent	0.73%	[4]
Net Assets	$ 8,000,000
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$8
Number of Holdings	23
Annual Portfolio Turnover	14%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	27.5	AAA	7.56
Housing	23.4	AA	82.91
Other Revenue	20.1	A	9.53
Health Care	15.7
Cash Equivalents and Other	7.2
Transportation	6.1

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Nebraska Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Nebraska Municipal Fund
Class Name	Class A
Trading Symbol	NEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.40	0.98%

^Annualized

Expenses Paid, Amount	$ 49.4
Expense Ratio, Percent	0.98%	[5]
Net Assets	$ 29,000,000
Holdings Count | Holdings	41
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$29
Number of Holdings	41
Annual Portfolio Turnover	23%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	54.2	AAA	11.56
Utilities	12.5	AA	58.10
Education	11.2	A	10.70
Housing	11.0	NR	19.64
Other Revenue	6.6
Cash Equivalents and Other	4.5

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Nebraska Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Nebraska Municipal Fund
Class Name	Class I
Trading Symbol	NEITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.84	0.73%

^Annualized

Expenses Paid, Amount	$ 36.84
Expense Ratio, Percent	0.73%	[6]
Net Assets	$ 29,000,000
Holdings Count | Holdings	41
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$29
Number of Holdings	41
Annual Portfolio Turnover	23%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	54.2	AAA	11.56
Utilities	12.5	AA	58.10
Education	11.2	A	10.70
Housing	11.0	NR	19.64
Other Revenue	6.6
Cash Equivalents and Other	4.5

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Oklahoma Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Oklahoma Municipal Fund
Class Name	Class A
Trading Symbol	OKMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.56	0.98%

^Annualized

Expenses Paid, Amount	$ 49.56
Expense Ratio, Percent	0.98%	[7]
Net Assets	$ 41,000,000
Holdings Count | Holdings	58
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$41
Number of Holdings	58
Annual Portfolio Turnover	25%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	67.1	AAA	12.11
Housing	11.7	AA	24.42
Transportation	4.9	A	34.91
Education	4.8	BBB	16.23
Cash Equivalents and Other	3.8	NR	12.33
Utilities	3.5
General Obligation	3.0
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Oklahoma Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Oklahoma Municipal Fund
Class Name	Class I
Trading Symbol	OKMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.94	0.73%

^Annualized

Expenses Paid, Amount	$ 36.94
Expense Ratio, Percent	0.73%	[8]
Net Assets	$ 41,000,000
Holdings Count | Holdings	58
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$41
Number of Holdings	58
Annual Portfolio Turnover	25%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	67.1	AAA	12.11
Housing	11.7	AA	24.42
Transportation	4.9	A	34.91
Education	4.8	BBB	16.23
Cash Equivalents and Other	3.8	NR	12.33
Utilities	3.5
General Obligation	3.0
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for Montana | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for Montana
Class Name	Class A
Trading Symbol	VMTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.54	0.98%

^Annualized

Expenses Paid, Amount	$ 49.54
Expense Ratio, Percent	0.98%	[9]
Net Assets	$ 56,000,000
Holdings Count | Holdings	95
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$56
Number of Holdings	95
Annual Portfolio Turnover	5%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.3	AAA	2.07
Housing	18.3	AA	61.31
Health Care	12.1	A	25.80
Other Revenue	11.1	BBB	0.92
Utilities	3.3	NR	9.90
Pre-Refunded	2.0
Cash Equivalents and Other	1.4
Transportation	1.8
Education	0.7

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for Montana | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for Montana
Class Name	Class I
Trading Symbol	VMTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.93	0.73%

^Annualized

Expenses Paid, Amount	$ 36.93
Expense Ratio, Percent	0.73%	[10]
Net Assets	$ 56,000,000
Holdings Count | Holdings	95
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$56
Number of Holdings	95
Annual Portfolio Turnover	5%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.3	AAA	2.07
Housing	18.3	AA	61.31
Health Care	12.1	A	25.80
Other Revenue	11.1	BBB	0.92
Utilities	3.3	NR	9.90
Pre-Refunded	2.0
Cash Equivalents and Other	1.4
Transportation	1.8
Education	0.7

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for North Dakota | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for North Dakota
Class Name	Class A
Trading Symbol	VNDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.32	0.98%

^Annualized

Expenses Paid, Amount	$ 49.32
Expense Ratio, Percent	0.98%	[11]
Net Assets	$ 18,000,000
Holdings Count | Holdings	33
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$18
Number of Holdings	33
Annual Portfolio Turnover	20%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	41.9	AA	57.07
Housing	13.9	A	10.28
Health Care	11.9	BBB	10.14
Education	9.9	NR	22.51
Utilities	9.1
Cash Equivalents and Other	8.0
Other Revenue	5.3

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for North Dakota | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for North Dakota
Class Name	Class I
Trading Symbol	VNDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.78	0.73%

^Annualized

Expenses Paid, Amount	$ 36.78
Expense Ratio, Percent	0.73%	[12]
Net Assets	$ 18,000,000
Holdings Count | Holdings	33
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$18
Number of Holdings	33
Annual Portfolio Turnover	20%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	41.9	AA	57.07
Housing	13.9	A	10.28
Health Care	11.9	BBB	10.14
Education	9.9	NR	22.51
Utilities	9.1
Cash Equivalents and Other	8.0
Other Revenue	5.3

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

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